Non-Controlling Interests in Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Cinemark Partners II
Noncontrolling Interest [Line Items]
Ownership share	49.20%	49.20%
Laredo Theatre, Ltd.
Noncontrolling Interest [Line Items]
Ownership share	25.00%	25.00%
Greeley Ltd
Noncontrolling Interest [Line Items]
Ownership share	49.00%	49.00%